Non-Controlling Interests (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interest [Line Items]
Non-controlling interests	CAD 1,853	CAD 473
ITC (Note 27)
Noncontrolling Interest [Line Items]
Non-controlling interests	1,385	0
Waneta Partnership
Noncontrolling Interest [Line Items]
Non-controlling interests	330	335
Caribbean Utilities
Noncontrolling Interest [Line Items]
Non-controlling interests	122	122
Other [Member]
Noncontrolling Interest [Line Items]
Non-controlling interests	CAD 16	CAD 16